ASSET ACQUISITIONS AND BUSINESS COMBINATIONS (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended					3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 01, 2023 USD ($)	Dec. 23, 2022 USD ($) shares	Jul. 20, 2022 USD ($)	Feb. 24, 2022 USD ($) Trial shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 18, 2022 $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 31, 2024 $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($)	Feb. 24, 2022 $ / shares	Feb. 24, 2022 USD ($) $ / shares
Business Acquisition [Line Items]
Revenue							$ 18,031	$ 19,319		$ 76,071	$ 33,401
Net income and comprehensive income							(3,347)	(3,519)		(54,444)	(54,039)
Indemnification receivables									$ 3,429		3,429		$ 4,063		$ 3,153
Net loss							(3,374)	(3,905)		(56,347)	(52,629)
Professional fees							$ 453	$ (3)		$ 2,301	3,884
Closing share price | $ / shares												$ 2.31
Stock options granted | shares					4,166
Stock options granted, exercise price | $ / shares					$ 45
Original Hemp asset acquisition [Member]
Business Acquisition [Line Items]
Total purchase consideration	$ 300
Maximum portion of net profits payable	600
Inventory acquired	100
Customer relationships acquired	200
Revenue	200
Net income and comprehensive income	$ 100
Franchise Global Health Inc. ("FGH") business combination [Member]
Business Acquisition [Line Items]
Total purchase consideration		$ 9,800
Inventory acquired		$ 2,019
Revenue					$ 40,300
Number of common shares in purchase consideration | shares		2,176,297
Trade payables and accrued liabilities		$ 3,400
Indemnification receivables		3,400
Intangible assets		6,102
Net loss					19,000
Professional fees					300
Franchise Global Health Inc. ("FGH") business combination [Member] | Supplier relationships [Member]
Business Acquisition [Line Items]
Intangible assets		2,400
Franchise Global Health Inc. ("FGH") business combination [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Intangible assets		2,300
Franchise Global Health Inc. ("FGH") business combination [Member] | Licenses [Member]
Business Acquisition [Line Items]
Intangible assets		1,400
Franchise Global Health Inc. ("FGH") business combination [Member] | Maximum [Member]
Business Acquisition [Line Items]
Liabilities		$ 5,000
Just Brands LLC and High Roller Private Label LLC business combination [Member]
Business Acquisition [Line Items]
Total purchase consideration				$ 37,000
Inventory acquired																	$ 5,534
Revenue					5,200				26,400
Net income and comprehensive income									$ 6,500
Number of common shares in purchase consideration | shares				475,000						632,484
Value of common shares in purchase consideration																	14,700
Intangible assets																	$ 4,533
Net loss					1,600
Professional fees											600
Net asset acquired																	100.00%
Cash consideration				$ 16,000
Cash consideration returned				$ 200
Fair value discount				15.00%
Contingent purchase consideration				$ 4,000						$ 900
Weighted average price | $ / shares																$ 100
Additional common shares																	$ 47,500
Common shares delivered to the sellers | shares				475,000
Description of shares				In no event shall the Company be required to issue more than 182,500 common shares unless, if required by applicable law, it shall have obtained the consent of the Company's shareholders to do so. In the event the Company is required to deliver in excess of 182,500
Number of trials | Trial				100,000
Closing share price | (per share)														$ 1.35			$ 36.4
Common share volatility				100.00%
Risk-free interest rate				1.50%
Unrealized losses on securities											1,800
Discount																	$ 300
Just Brands LLC and High Roller Private Label LLC business combination [Member] | Tradenames [Member]
Business Acquisition [Line Items]
Intangible assets																	3,100
Just Brands LLC and High Roller Private Label LLC business combination [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Intangible assets																	1,200
Just Brands LLC and High Roller Private Label LLC business combination [Member] | Know How [Member]
Business Acquisition [Line Items]
Intangible assets																	$ 200
No Cap Hemp Co [Member]
Business Acquisition [Line Items]
Total purchase consideration			$ 900
Inventory acquired			725
Revenue					1,900						600
Net income and comprehensive income											$ 100
Net loss					$ 1,000
Cash consideration			$ 200
Contingent purchase consideration										0
Purchase consideration, percentage of sales			10.00%
Purchase consideration, percentage of sales, amount payable			$ 2,000
Description of discount rates			the $2.0 million maximum payment and discount rates of 23.5%, high, and 14.3%, low, to estimate the present value of the future cash outflows. The resulting acquisition date fair value of $0.9 million
Unrealized losses on securities										$ 900
Discount			$ 200
Flora Beauty LLC [Member]
Business Acquisition [Line Items]
Net asset acquired						13.00%
Common share issued for acquisition | shares						5,000
Stock options granted | shares						2,500
Stock options granted, exercise price | $ / shares						$ 34
Flora Med S.A.S [Member]
Business Acquisition [Line Items]
Net asset acquired					10.00%
Common share issued for acquisition | shares					1,514